SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Sep. 20, 2017 shares
SHAREHOLDERS' EQUITY
Fair value per ADS at commitment date | $ / shares		$ 0.07
Payments for repurchase of shares			$ 32,391	¥ 211,352
Common stock
SHAREHOLDERS' EQUITY
Shares issued and transferred to depositary bank (in shares)		5,000,000
Number of options, Exercised (in shares)		3,145,479	2,869,291	2,869,291	2,056,804
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)		2,974,987			2,056,804
ADS
SHAREHOLDERS' EQUITY
Number of shares repurchased			6,395,050	6,395,050
Average price | $ / shares			$ 4.69
ADS | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $	$ 100,000
Period of share repurchase program	18 months
Class A ordinary shares
SHAREHOLDERS' EQUITY
Conversion ratio						1
Ordinary shares, outstanding shares		255,648,452	250,648,452	250,648,452
Voting rights		one
Class A ordinary shares | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares repurchased			6,395,050	6,395,050
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, outstanding shares		94,075,249	94,075,249	94,075,249
Voting rights		fifteen
Class C ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, outstanding shares		47,790,698	47,790,698	47,790,698
Voting rights		thirty